GENERAL (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
Dec. 26, 2013
GENERAL [Abstract]
Cash paid for acquisition	$ 10
Cash paid for acquisition, net	8.8
Maximum contingent payments	$ 12.5